Commitments and contingencies - Additional Information (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other interests
Disclsoure of commitments
Commitment	$ 250
Letter of credit
Disclsoure of commitments
Commitment	50	$ 50
NEOMED
Disclsoure of commitments
Amount payable	$ 0	$ 0